COMMITMENTS AND CONTINGENCIES - Summary of future minimum lease payments under non-cancellable operating lease agreements (Detail) ¥ in Thousands	Sep. 30, 2019 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
2020	¥ 995,666
2021	932,124
2022	939,201
2023	955,118
2024	885,332
Thereafter	1,503,044
Total	¥ 6,210,485